Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Business
Business
Genuine Parts Company and all of its majority-owned subsidiaries (the "Company") is a distributor of automotive replacement parts and industrial parts. The Company serves a diverse customer base through approximately 3,600 locations in North America, Australasia and Europe and, therefore, has limited exposure from credit losses to any particular customer, region, or industry segment. The Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company has evaluated subsequent events through the date the financial statements were issued.

Principles of Consolidation	Principles of ConsolidationThe consolidated financial statements include all of the accounts of the Company. The net income attributable to noncontrolling interests is not material to the Company’s consolidated net income. Intercompany accounts and transactions have been eliminated in consolidation. Effective June 30, 2020, the Company completed the divestiture of its Business Products Group. Refer to the acquisitions, divestitures and discontinued operations footnote for more information. The Company's results of operations for the Business Products Group are reported as discontinued operations and all information related to the discontinued operations has been excluded from the notes to the consolidated financial statements for all periods presented. Net (loss) income from discontinued operations for each period includes all costs that are directly attributable to these businesses and excludes certain corporate overhead costs that were previously allocated. Additionally, revenue from freight services provided by the Automotive Parts Group are grossed up and recast in continuing operations in each period because those sales are continuing with the discontinued operations after the divestiture.
Use of Estimates
Use of Estimates
The preparation of the consolidated financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results may differ from those estimates and the differences could be material.

Revenue Recognition
Revenue Recognition
The Company applied ASU 2014-09, using the modified retrospective method effective January 1, 2018. The cumulative effect of initially applying ASU 2014-09 and its amendments resulted in a reduction to the opening retained earnings balance of $8,000 prior to the tax adjustment, at January 1, 2018 and a related adjustment to other current liabilities as of that date. Revenue for periods prior to January 1, 2018 has not been adjusted and continues to be reported under Accounting Standards Codification ("ASC") Topic 605, Revenue Recognition (ASC 605).
The Company primarily recognizes revenue at the point the customer obtains control of the products or services and at an amount that reflects the consideration expected to be received for those products or services. Contracts with customers may include multiple performance obligations. For such arrangements, the Company allocates revenue to each performance obligation based on its relative standalone selling price and recognizes revenue upon delivery or as services are rendered.
Revenue is recognized net of allowances for returns, variable consideration and any taxes collected from customers that will be remitted to governmental authorities. Revenue recognized over time is not significant. Payment terms with customers vary by the type and location of the customer and the products or services offered. The Company does not adjust the promised amount of consideration for the effects of significant financing components based on the expectation that the period between when the Company transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less. Arrangements with customers that include payment terms extending beyond one year are not significant. Liabilities for customer incentives, discounts, or rebates are included in other current liabilities in the consolidated balance sheets.
Product Distribution Revenues
The Company generates revenue primarily by distributing products through wholesale and retail channels. For wholesale customers, revenue is recognized when title and control of the goods has passed to the customer. Retail revenue is recognized at the point of sale when the goods are transferred to customers and consideration is received. Shipping and handling activities are performed prior to the customer obtaining control of the products. Costs associated with shipping and handling are considered costs to fulfill a contract and are included in selling, administrative and other expenses in the period they are incurred.
Other Revenues
The Company offers software support, product cataloging, marketing, training and other membership program and support services to certain customers. This revenue is recognized as services are performed. Revenue from these services is recognized over a short duration and the impact to our consolidated financial statements is not significant.
Variable Consideration
The Company’s products are generally sold with a right of return and may include variable consideration in the form of incentives, discounts, credits or rebates. The Company estimates variable consideration based on historical experience to determine the expected amount to which the Company will be entitled in exchange for transferring the promised goods or services to a customer. The Company recognizes estimated variable consideration as an adjustment to the transaction price when control of the related product or service is transferred. The realization of variable consideration occurs within a short period of time from product delivery; therefore, the time value of money effect is not significant.

Foreign Currency Translation
Foreign Currency Translation
The consolidated balance sheets and statements of income and comprehensive income of the Company’s foreign subsidiaries have been translated into U.S. dollars at the current and average exchange rates, respectively. The foreign currency translation adjustment is included as a component of accumulated other comprehensive loss.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents.
Trade Accounts Receivable and the Allowance for Doubtful Accounts	Trade Accounts Receivable and the Allowance for Doubtful AccountsThe Company evaluates the collectability of trade accounts receivable based on a combination of factors. The Company estimates an allowance for doubtful accounts as a percentage of net sales based on historical bad debt experience and periodically adjusts this estimate when the Company becomes aware of a specific customer’s inability to meet its financial obligations (e.g., bankruptcy filing) or as a result of changes in the overall aging of accounts receivable. While the Company has a large customer base that is geographically dispersed, a general economic downturn in any of the industry segments in which the Company operates could result in higher than expected defaults and, therefore, the need to revise estimates for bad debts.
Merchandise Inventories, Including Consideration Received From Vendors
Merchandise Inventories, Including Consideration Received From Vendors
Merchandise inventories are valued at the lower of cost or net realizable value. Cost is determined by the last-in, first-out ("LIFO") method for a majority of U.S. automotive and industrial parts, and generally by the first-in, first-out ("FIFO") method for certain non-U.S. and other inventories. If the FIFO method had been used for all inventories, cost would have been approximately $531,800 and $479,500 higher than reported at December 31, 2019 and 2018, respectively. During 2019 and 2017, reductions in industrial parts inventories resulted in liquidations of LIFO inventory layers, which reduced cost of goods sold by approximately $10,400 and $2,000, respectively. There were no LIFO liquidations in 2018.
The Company identifies slow moving or obsolete inventories and estimates appropriate provisions related thereto. Historically, these losses have not been significant as the vast majority of the Company’s inventories are not highly susceptible to obsolescence and are eligible for return under various vendor return programs. While the Company has no reason to believe its inventory return privileges will be discontinued in the future, its risk of loss associated with obsolete or slow moving inventories would increase if such were to occur.
The Company enters into agreements at the beginning of each year with many of its vendors that provide for inventory purchase incentives. Generally, the Company earns inventory purchase incentives upon achieving specified volume purchasing levels or other criteria. The Company accrues for the receipt of these incentives as part of its inventory cost based on cumulative purchases of inventory to date and projected inventory purchases through the end of the year. While management believes the Company will continue to receive consideration from vendors in 2020 and beyond, there can be no assurance that vendors will continue to provide comparable amounts of incentives in the future.

Prepaid Expenses and Other Current Assets	Prepaid Expenses and Other Current AssetsPrepaid expenses and other current assets consist primarily of amounts due from vendors, prepaid expenses, and income and other taxes receivable.
Goodwill
Goodwill
The Company reviews its goodwill annually for impairment in the fourth quarter, or sooner if circumstances indicate that the carrying amount may exceed fair value. The Company tests goodwill for impairment at the reporting unit level, which is an operating segment or a level below an operating segment (a component). A component is a reporting unit if the component constitutes a business for which discrete financial information and operating results are available and management regularly reviews that information. However, the Company may aggregate two or more components of an operating segment into a single reporting unit if the components have similar economic characteristics.
To review goodwill at a reporting unit for impairment, the Company generally elects to first assesses qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. Qualitative factors include adverse macroeconomic, industry or market conditions, cost factors, or financial performance. If the Company elects not to perform a qualitative assessment or concludes from its assessment of qualitative factors that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the Company must perform a quantitative test to evaluate goodwill impairment.
To perform a quantitative test, the Company calculates the fair value of the reporting unit and compares that amount to the reporting unit's carrying value. The Company typically calculates the fair value by using a combination of a market approach and an income approach that is based on a discounted cash flow model. The assumptions used in the market approach generally include benchmark company market multiples and the assumptions used in the income approach generally include the projected cash flows of the reporting unit, which are based on projected revenue growth rates and operating margins, and the estimated weighted average costs of capital, working capital and terminal value. The Company uses inputs and assumptions it believes are consistent with those a hypothetical marketplace participant would use. The Company recognizes goodwill impairment (if any) as the excess of the reporting unit's carrying value over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit.
Refer to the goodwill and other intangible assets footnote for further information on the results of the Company's annual goodwill impairment testing.

Long-Lived Assets Other Than Goodwill	Long-Lived Assets Other Than GoodwillThe Company assesses its long-lived assets other than goodwill for impairment whenever facts and circumstances indicate that the carrying amount may not be fully recoverable. To analyze recoverability, the Company projects undiscounted net future cash flows over the remaining life of such assets. If these projected cash flows are less than the carrying amount, an impairment would be recognized, resulting in a write-down of assets with a corresponding charge to earnings. Impairment losses, if any, are measured based upon the difference between the carrying amount and the fair value of the assets.
Other Assets	Other AssetsOther assets consist primarily of cash surrender value of life insurance policies, equity method investments, guarantee fees receivable, and deferred compensation benefits.
Property, Plant, and Equipment
Property, Plant and Equipment
Property, plant and equipment are stated at cost. Depreciation and amortization are primarily determined on a straight-line basis over the following estimated useful lives of each asset: buildings and improvements, 10 to 40 years; machinery and equipment, 5 to 15 years.

Other Current Liabilities	Other Current LiabilitiesOther current liabilities consist primarily of reserves for sales returns expected within the next year, accrued compensation, accrued customer incentives, accrued income and other taxes, and other reserves for expenses incurred.
Other Long-term Liabilities	Other Long-term LiabilitiesOther long-term liabilities consist primarily of reserves for sales returns expected after the next year, guarantee obligations, accrued taxes and other non-current obligations.
Self-Insurance
Self-Insurance
The Company is self-insured for the majority its group health insurance costs. A reserve for claims incurred but not reported is developed by analyzing historical claims data provided by the Company’s claims administrators. These reserves are included in accrued expenses in the accompanying consolidated balance sheets as the expenses are expected to be paid within one year.
Long-term insurance liabilities consist primarily of reserves for the Company's workers’ compensation program. In addition, the Company carries various large risk deductible workers’ compensation policies for the majority of workers’ compensation liabilities. The Company records the workers’ compensation reserves based on an analysis performed by an independent actuary. The analysis calculates development factors, which are applied to total reserves as provided by the various insurance companies who underwrite the program. While the Company believes that the assumptions used to calculate these liabilities are appropriate, significant differences in actual experience or significant changes in these assumptions may materially affect workers’ compensation costs.

Business Combinations
Business Combinations
When the Company acquires businesses, it applies the acquisition method of accounting and recognizes the identifiable assets acquired, the liabilities assumed, and any noncontrolling interests in an acquiree at their fair values on the acquisition date, which requires significant estimates and assumptions. Goodwill is measured as the excess of the fair value of the consideration transferred over the net of the acquisition date fair values of the identifiable assets acquired and liabilities assumed. The acquisition method requires the Company to record provisional amounts for any items for which the accounting is not complete at the end of a reporting period. The Company must complete the accounting during the measurement period, which cannot exceed one year. Adjustments made during the measurement period could have a material impact on the Company's financial condition and results of operations.
The Company typically measures customer relationship and other intangible assets using an income approach. Significant estimates and assumptions used in this approach include discount rates and certain assumptions that form the basis of the forecasted cash flows expected to be generated from the asset (e.g., future revenue growth rates, operating margins and attrition rates). If the subsequent actual results and updated projections of the underlying business activity change compared with the assumptions and projections used to develop these values, the Company could record impairment charges. In addition, the Company has estimated the economic lives of certain acquired tangible and intangible assets and these lives are used to calculate depreciation and amortization expense. If the Company's estimates of the economic lives change, depreciation or amortization expenses could be increased or decreased, or the acquired asset could be impaired.

Legal and Product Liabilities
Legal and Product Liabilities
The Company accrues for potential losses related to legal disputes, litigation, product liabilities, and regulatory matters when it is probable (more likely than not) that the Company will incur a loss and the amount of the loss can be reasonably estimated.
The amount of the product liability reflects the Company’s reasonable estimate of losses based upon currently known facts. To calculate the liability, the Company estimates potential losses relating to pending claims and also estimates the likelihood of additional, similar claims being filed against the Company in the future. To estimate potential losses on claims that could be filed in the future, the Company considers claims pending against the Company, claim filing rates, the number of codefendants and the extent to which they share in settlements, and the amount of loss by claim type. The estimated losses for pending and potential future claims are calculated on a discounted basis using risk-free interest rates derived from market data about monetary assets with maturities comparable to those of the projected product liabilities. The Company uses an actuarial specialist to assist with measuring its product liabilities.

Fair Value Measurements
Fair Value Measurements
The carrying amounts reflected in the consolidated balance sheets for cash and cash equivalents, trade accounts receivable, trade accounts payable, and borrowings under the line of credit and term loan approximate their respective fair values based on the short-term nature of these instruments. At December 31, 2019 and 2018, the fair value of fixed rate debt was approximately $2,013,542 and $1,427,381, respectively. The fair value of fixed rate debt is designated as Level 2 in the fair value hierarchy (i.e., significant observable inputs) and is based primarily on the discounted value of future cash flows using current market interest rates offered for debt of similar credit risk and maturity. At December 31, 2019 and 2018, the carrying value of fixed rate debt, net of debt issuance costs, was $1,945,387 and $1,466,803, respectively, and is included in long-term and short-term debt in the consolidated balance sheets. Derivative instruments are recognized in the consolidated balance sheets at fair value and are designated as Level 2 in the fair value hierarchy. They are valued using inputs other than quoted prices, such as foreign exchange rates and yield curves.
Fair value measurements of non-financial assets and non-financial liabilities are primarily used in the impairment analyses of goodwill, other intangible assets, and long-lived assets. These involve fair value measurements on a nonrecurring basis using Level 3 inputs as defined in the fair value hierarchy (i.e., unobservable pricing inputs in which little or no market activity exists, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing an asset or liability).

Derivatives and Hedging
Derivatives and Hedging
The Company is exposed to various risks arising from business operations and market conditions, including fluctuations in interest rates and certain foreign currencies. When deemed appropriate, the Company uses derivative and non-derivative instruments as risk management tools to mitigate the potential impact of interest rate and foreign exchange rate risks. The objective of using these tools is to reduce fluctuations in the Company’s earnings, cash flows and net investments in certain foreign subsidiaries associated with changes in these rates. Derivative financial instruments are not used for trading or other speculative purposes. The Company has not historically incurred, and does not expect to incur in the future, any losses as a result of counterparty default related to derivative instruments.
The Company formally documents relationships between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge transactions. This process includes linking cash flow hedges to specific forecasted transactions or variability of cash flow to be paid. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the designated derivative and non-derivative instruments that are used in hedging transactions are highly effective in offsetting changes in the cash flows of the hedged items. When a designated instrument is determined not to be highly effective as a hedge or the underlying hedged transaction is no longer probable, hedge accounting is discontinued prospectively.
Shipping and Handling Costs
Shipping and Handling Costs
Shipping and handling costs are classified as selling, administrative and other expenses in the accompanying consolidated statements of income and comprehensive income and totaled approximately $303,900, $278,500, and $183,100, for the years ended December 31, 2019, 2018, and 2017, respectively.

Advertising Costs	Advertising Costs Advertising costs are expensed as incurred and totaled $201,600, $203,500, and $164,800 in the years ended December 31, 2019, 2018, and 2017, respectively.
Accounting for Legal Costs	Accounting for Legal Costs The Company’s legal costs expected to be incurred in connection with loss contingencies are expensed as such costs are incurred.
Share-Based Compensation
Share-Based Compensation
The Company maintains various long-term incentive plans, which provide for the granting of stock options, stock appreciation rights ("SARs"), restricted stock, restricted stock units ("RSUs"), performance awards, dividend equivalents and other share-based awards. SARs represent a right to receive upon exercise an amount, payable in shares of common stock, equal to the excess, if any, of the fair market value of the Company’s common stock on the date of exercise over the base value of the grant. The terms of such SARs require net settlement in shares of common stock and do not provide for cash settlement. RSUs represent a contingent right to receive one share of the Company’s common stock at a future date. The majority of awards previously granted vest on a pro-rata basis for periods ranging from one to five years and are expensed accordingly on a straight-line basis. Forfeitures are accounted for as they occur. The Company issues new shares upon exercise or conversion of awards under these plans.

Income Taxes
Income Taxes
The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statement carrying amount and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets and liabilities are recorded net as noncurrent deferred income taxes. In addition, valuation allowances are recorded to reduce deferred tax assets to the amount that will more likely than not be realized. In making this determination, the Company considers all available positive and negative evidence including projected future taxable income, future reversals of existing temporary differences, recent financial operations and tax planning strategies.
The Company recognizes a tax benefit from uncertain tax positions when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits.

Net Income per Common Share
Net Income from Continuing Operations per Common Share
Basic net income from continuing operations per common share is computed by dividing net income from continuing operations by the weighted average number of common shares outstanding during the year. The computation of diluted net income from continuing operations per common share includes the dilutive effect of stock options, stock appreciation rights and nonvested restricted stock awards options. Options to purchase approximately 210, 1,490, and 1,920 shares of common stock ranging from $85 — $105 per share were outstanding at December 31, 2019, 2018, and 2017, respectively. These options were excluded from the computation of diluted net income from continuing operations per common share because the options’ exercise prices were greater than the average market prices of common stock in each respective year.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Leases (Topic 842)
In February 2016, the FASB issued ASU 2016-02, Leases, which, among other things, requires an entity to recognize a right-of-use asset and a lease liability on the balance sheet for substantially all leases, including operating leases. Expanded disclosures with additional qualitative and quantitative information are also required. ASU 2016-02 and its amendments were effective for interim and annual reporting periods beginning after December 15, 2018 and early adoption was permitted.
The Company adopted ASU 2016-02 and its amendments as of January 1, 2019 using the modified retrospective method and utilized the optional transition method to apply the legacy guidance in ASC 840, Leases, including its disclosure requirements, in the comparative periods presented. The Company elected the package of practical expedients permitted under the transition guidance, which allowed the Company to carryforward its historical assessments of: (1) whether contracts are or contain leases, (2) lease classification and (3) initial direct costs. In addition, the Company did not elect the hindsight practical expedient to determine the reasonably certain lease term for existing leases. The Company elected a policy of not recording leases on its consolidated balance sheets when the leases have a term of 12 months or less and the Company is not reasonably certain to elect an option to purchase the leased asset. The Company recognizes payments on these leases within selling, administrative and other expenses on a straight-line basis over the lease term.
The Company's adoption of the standard resulted in a cumulative-effect adjustment to increase retained earnings by $4,797, net of taxes, as of January 1, 2019. The standard did not materially impact the Company's consolidated net income or liquidity. The standard did not have an impact on debt-covenant compliance under the Company's current debt agreements.
Income Statement - Reporting Comprehensive Income (Topic 220)
In February 2018, the FASB issued ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. The ASU permits a company to make a one-time election to reclassify stranded tax effects caused by the Tax Cuts and Jobs Act from accumulated other comprehensive income to retained earnings. The ASU also requires companies to disclose their accounting policies for releasing income tax effects from accumulated other comprehensive income. ASU 2018-02 was effective for periods beginning after December 15, 2018, with an election to adopt early. The Company adopted ASU 2018-02 as of January 1, 2019 and recognized an adjustment to increase retained earnings and to adjust accumulated other comprehensive loss by approximately $122,526.
Intangibles - Goodwill and Other (Topic 350)
In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment. The ASU simplifies the subsequent measurement of goodwill by eliminating the second step from the goodwill impairment test. ASU 2017-04 requires applying a one-step quantitative test and recording the amount of goodwill impairment as the excess of the reporting unit's carrying value over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. ASU 2017-04 does not amend the optional qualitative assessment of goodwill impairment. The Company adopted ASU 2017-04 as of October 1, 2019 and performed its annual evaluation of goodwill in accordance with this standard.
Financial Instruments - Credit Losses (Topic 220)
In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments. Among other things, the ASU and its amendments replace the incurred loss impairment model for receivables and certain other financial instruments with a current expected credit loss model. The new model measures impairment based on expected credit losses over the remaining contractual life of an asset, considering available information about the collectability of cash flows, past events, current conditions, and reasonable and supportable forecasts. Additional quantitative and qualitative disclosures are required. ASU 2016-13 is effective for periods beginning after December 15, 2019, with an option to adopt early. The Company plans to adopt the ASU and its amendments on January 1, 2020. On this date the Company currently expects to record an immaterial cumulative effect adjustment to reduce retained earnings as a result of the adoption. The adoption of ASU 2016-13 and its amendments is not expected to have a significant impact on the Company's consolidated financial statements.
Compensation - Retirement Benefits (Topic 715)
In August 2018, the FASB issued ASU 2018-14, Changes to the Disclosure Requirements for Defined Benefit Plans. The updated accounting guidance modifies the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans by removing, adding and clarifying certain disclosures. These provisions must be applied retrospectively. ASU 2018-14 is effective for periods beginning after December 15, 2020, with an option to adopt early. The adoption of ASU 2018-14 is not expected to have a significant impact on the Company’s financial position, results of operations or disclosures. The Company does not plan to early adopt the standard.
Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40)In August 2018, the FASB issued ASU 2018-15, Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. ASU No. 2018-15 aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop internal-use software. These provisions should be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. ASU 2018-15 is effective for periods beginning after December 15, 2019, with an option to adopt early. The adoption of ASU 2018-15 is not expected to have a significant impact on the Company’s financial position, results of operations or disclosures. The Company does not plan to early adopt the standard
Pension and Other Postretirement Plans
The Company’s defined benefit pension plans cover employees in the U.S., Canada, and Europe who meet eligibility requirements. The plan covering U.S. employees is noncontributory and the Company implemented a hard freeze for the U.S. qualified defined benefit plan as of December 31, 2013. No further benefits were provided after this date for additional credited service or earnings and all participants became fully vested as of December 31, 2013. The Canadian plan is contributory and benefits are based on career average compensation. The Company’s funding policy is to contribute an amount equal to the minimum required contribution under applicable pension legislation. For the plans in the U.S. and Canada, the Company may increase its contribution above the minimum, if appropriate to its tax and cash position and the plans’ funded position. The European plans are funded in accordance with local regulations.
The Company also sponsors supplemental retirement plans covering employees in the U.S. and Canada. The Company uses a measurement date of December 31 for its pension and supplemental retirement plans.
Several assumptions are used to determine the benefit obligations, plan assets, and net periodic income. The discount rate for the U.S. pension plan is calculated using a bond matching approach to select specific bonds that would satisfy the projected benefit payments. The bond matching approach reflects the process that would be used to settle the pension obligations. The discount rate for non U.S. plans are set by using Willis Towers Watson's RATE:Link model. For each plan, this approach reflects yields available on high quality corporate bonds that would generate the cash flow necessary to pay the plan's benefits when due. The expected return on plan assets is based on a calculated market-related value of plan assets, where gains and losses on plan assets are amortized over a five year period and accumulate in other comprehensive income. Other non-investment unrecognized gains and losses are amortized in future net income based on a “corridor” approach, where the corridor is equal to 10% of the greater of the benefit obligation or the market-related value of plan assets at the beginning of the year. The unrecognized gains and losses in excess of the corridor criteria are amortized over the average future lifetime or service of plan participants, depending on the plan. These assumptions are updated at each annual measurement date.
The Company’s benefit plan committees in the U.S. and Canada establish investment policies and strategies and regularly monitor the performance of the funds. The plans in Europe are unfunded and, therefore, there are no plan assets. The pension plan strategy implemented by the Company’s management is to achieve long-term objectives and invest the pension assets in accordance with the applicable pension legislation in the U.S. and Canada as well as fiduciary standards. The long-term primary investment objectives for the pension plans are to provide for a reasonable amount of long-term growth of capital, without undue exposure to risk, protect the assets from erosion of purchasing power, and provide investment results that meet or exceed the pension plans’ actuarially assumed long-term rates of return. The Company’s investment strategy with respect to pension plan assets is to generate a return in excess of the passive portfolio benchmark (47% S&P 500 Index, 5% Russell Midcap Index, 7% Russell 2000 Index, 5% MSCI EAFE Index, 5% DJ Global Moderate Index, 3% MSCI Emerging Market Net, and 28% Barclays U.S. Long Govt/Credit).
The fair values of the plan assets as of December 31, 2019 and 2018, by asset category, are shown in the tables below. Various inputs are considered when determining the value of the Company’s pension plan assets. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. Level 1 represents observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets. Level 2 represents other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.). Level 3 represents significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments). Certain investments are measured at fair value using the net asset value ("NAV") per share as a practical expedient and have not been classified in the fair value hierarchy.
The valuation methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. Equity securities are valued at the closing price reported on the active market on which the individual securities are traded on the last day of the calendar plan year. Debt securities including corporate bonds, U.S. Government securities, and asset-backed securities are valued using price evaluations reflecting the bid and/or ask sides of the market for an investment as of the last day of the calendar plan year.Based on the investment policy for the pension plans, as well as an asset study that was performed based on the Company’s asset allocations and future expectations, the Company’s expected rate of return on plan assets for measuring 2020 pension income is 7.11% for the plans. The asset study forecasted expected rates of return for the approximate duration of the Company’s benefit obligations, using capital market data and historical relationships.The Company has one defined contribution plan in the U.S. that covers substantially all of its domestic employees. Employees receive a matching contribution of 100% of the first 5% of the employees’ salary.
Consolidation, Variable Interest Entity
The Company guarantees the borrowings of certain independently controlled automotive parts stores (independents) and certain other affiliates in which the Company has a noncontrolling equity ownership interest (affiliates). Presently, the independents are generally consolidated by unaffiliated enterprises that have a controlling financial interest through ownership of a majority voting interest in the independent. The Company has no voting interest or other equity conversion rights in any of the independents. The Company does not control the independents or the affiliates, but receives a fee for the guarantee. The Company has concluded that the independents are variable interest entities, but that the Company is not the primary beneficiary. Specifically, the equity holders of the independents have the power to direct the activities that most significantly impact the entity’s economic performance including, but not limited to, decisions about hiring and terminating personnel, local marketing and promotional initiatives, pricing and selling activities, credit decisions, monitoring and maintaining appropriate inventories, and store hours. Separately, the Company concluded the affiliates are not variable interest entities. The Company’s maximum exposure to loss as a result of its involvement with these independents and affiliates is generally equal to the total borrowings subject to the Company’s guarantee. While such borrowings of the independents and affiliates are outstanding, the Company is required to maintain compliance with certain covenants, including a maximum debt to EBITDA ratio and certain limitations on additional borrowings. At December 31, 2019, the Company was in compliance with all such covenants.
At December 31, 2019, the total borrowings of the independents and affiliates subject to guarantee by the Company were approximately $904,662. These loans generally mature over periods from one to six years. In the event that the Company is required to make payments in connection with guaranteed obligations of the independents or the affiliates, the Company would obtain and liquidate certain collateral (e.g., accounts receivable and inventory) to recover all or a portion of the amounts paid under the guarantee. When it is deemed probable that the Company will incur a loss in connection with a guarantee, a liability is recorded equal to this estimated loss. To date, the Company has had no significant losses in connection with guarantees of independents’ and affiliates’ borrowings.

Segment Reporting	The Company’s reportable segments consist of automotive and industrial parts. Within the reportable segments, certain of the Company’s operating segments are aggregated since they have similar economic characteristics, products and services, type and class of customers, and distribution methods.